Retirement Plans and Postretirement Costs (Details 8) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014
Pension and SERP Benefits
Expected future benefit payments
2015	$ 4,856
2016	5,119
2017	5,110
2018	5,342
2019	5,707
2020-2024	30,938
Postretirement Benefits
Expected future benefit payments
2015	706
2016	586
2017	483
2018	391
2019	285
2020-2024	$ 645